Statement of Changes in Net Assets Available for Benefits - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additions
Net investment income from plan interest in the GATX Corporation Master Trust	$ 34,848,234	$ 35,436,204
Contributions
Employer contributions	3,530,968	3,421,816
Participant contributions	8,479,285	8,255,603
Rollover contributions	515,168	1,080,729
Total contributions	12,525,421	12,758,148
Interest income on notes receivable from participants	117,285	111,347
Transfers from GATX Corporation Hourly Employees Retirement Savings Plan	129,477	168,289
Total additions	47,620,417	48,473,988
Deductions
Participant distributions and withdrawals	21,855,474	21,721,057
Administrative fees	6,475	6,288
Total deductions	21,861,949	21,727,345
Net increase	25,758,468	26,746,643
Net assets available for benefits at beginning of year	240,350,870	213,604,227
Net assets available for benefits at end of year	$ 266,109,338	$ 240,350,870